STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]	A summary of the restricted stock issuances to directors, officers and employees is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested share balance, January 1, 2013	4,453,516	$1.35
Granted	608,441	2.15
Vested	(88,309)	1.40
Forfeited	(183,240)	1.40
Unvested share balance, December 31, 2013	4,790,408	$1.45
Granted	465,000	1.28
Vested	(54,975)	1.40
Forfeited	-	-
Unvested share balance, March 31, 2014	5,200,433	$1.43
A summary of the restricted stock issuances to directors, executive officers and employees is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested share balance, January 1, 2012	-	$-
Granted	4,553,516	1.35
Vested	(100,000)	1.30
Forfeited	-	-
Unvested share balance, December 31, 2012	4,453,516	$1.35
Granted	608,441	2.15
Vested	(88,309)	1.40
Forfeited	(183,240)	1.40
Unvested share balance, December 31, 2013	4,790,408	$1.45

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	The following table summarizes warrant activity during the period:

Number of Warrants
Outstanding at January 1, 2014	-
Issued for services	197,194
Issued in connection with the 2014 Offerings	917,583
Outstanding at March 31, 2014	1,114,777
Exercisable at March 31, 2014	1,114,777

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]	The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of issuance for the warrants for the three months ended March 31, 2014:

March 31, 2014
Volatility	174%
Expected term (years)	5
Risk-free interest rate	1.53%
Dividend yield	0%